Trade Notes and Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Trade Notes and Accounts Payable

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Trade notes and accounts payable	$18,063	$16,429